Commitments and Contingencies (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	HKD 19,538	HKD 20,391	HKD 23,238
Capital Commitments	17,027
Annual Net Profit Target	HKD 78,000
Percentage Of Net Profit Target Utilization For Bonus	4.00%
Accrued Bonuses, Current		HKD 2,428	HKD 115
Kin Sun Sze To [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled	32.00%
Chin Hien Tan [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled	24.00%
Ho Leung Ning [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled	24.00%